2026 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2026
FUND SHARE CLASS
Conservative Strategy Fund A, C, R1, R5, S
Moderate Strategy Fund A, C, R1, R5, S
Balanced Strategy Fund A, C, R1, R5, S
Aggressive Strategy Fund A, C, R1, R5, S
Equity Aggressive Strategy Fund A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2026 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 37,616 1,170
Domestic Equities - 10.5%
Multifactor U.S. Equity Fund Class Y 371,031 4,938
U.S. Small Cap Equity Fund Class Y 43,062 1,156
6,094
Fixed Income - 75.5%
Investment Grade Bond Fund Class Y 539,801 9,900
Long Duration Bond Fund Class Y 513,775 4,069
Opportunistic Credit Fund Class Y 670,147 5,824
Short Duration Bond Fund Class Y 260,975 4,956
Strategic Bond Fund Class Y 2,127,945 19,215
43,964
International Equities - 4.0%
Emerging Markets Fund Class Y 50,805 1,164
Multifactor International Equity Fund Class Y 87,457 1,165
2,329
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 446,277 4,659
Total Investments in Affiliated Funds
(cost $55,223) 58,216
Total Investments - 100.0%
(identified cost $55,223) 58,216
Other Assets and Liabilities, Net - (0.0)%
(19)
Net Assets - 100.0%
58,197

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,191 $ 17 $ 73 $ (8) $ 43 $ 1,170 $ 11 $ —
Multifactor U.S. Equity Fund 5,074 1,296 281 24 (1,175) 4,938 37 1,220
U.S. Small Cap Equity Fund 1,192 127 175 24 (12) 1,156 15 73
Investment Grade Bond Fund 10,148 282 370 6 (166) 9,900 224 —
Long Duration Bond Fund 4,178 90 128 (17) (54) 4,069 44 —
Opportunistic Credit Fund 5,969 179 270 (2) (52) 5,824 145 —
Short Duration Bond Fund 5,074 113 205 8 (34) 4,956 82 —
Strategic Bond Fund 19,698 565 731 (45) (272) 19,215 450 —
Emerging Markets Fund 1,194 41 161 47 43 1,164 25 —
Multifactor International Equity
Fund 1,194 34 140 42 35 1,165 25 —
Multi-Strategy Income Fund 4,775 81 331 29 105 4,659 71 —
$ 59,687 $ 2,825 $ 2,865 $ 108 $ (1,539) $ 58,216 $ 1,129 $ 1,293

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 79,621 2,476
Domestic Equities - 12.0%
Multifactor U.S. Equity Fund Class Y 929,422 12,371
U.S. Small Cap Equity Fund Class Y 91,400 2,453
14,824
Fixed Income - 53.8%
Investment Grade Bond Fund Class Y 1,175,883 21,566
Long Duration Bond Fund Class Y 774,503 6,134
Opportunistic Credit Fund Class Y 922,853 8,019
Short Duration Bond Fund Class Y 226,965 4,310
Strategic Bond Fund Class Y 2,934,082 26,495
66,524
International Equities - 24.2%
Emerging Markets Fund Class Y 192,309 4,406
Global Equity Fund Class Y 1,687,245 19,285
Multifactor International Equity Fund Class Y 468,333 6,238
29,929
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 950,914 9,928
Total Investments in Affiliated Funds
(cost $112,733) 123,681
Total Investments - 100.0%
(identified cost $112,733) 123,681
Other Assets and Liabilities, Net - (0.0)%
(48)
Net Assets - 100.0%
123,633

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 2,461 $ 25 $ 82 $ (9) $ 81 $ 2,476 $ 24 $ —
Multifactor U.S. Equity Fund 12,620 3,133 517 68 (2,933) 12,371 91 3,035
U.S. Small Cap Equity Fund 2,501 195 270 96 (69) 2,453 31 155
Investment Grade Bond Fund 22,014 504 601 8 (359) 21,566 488 —
Long Duration Bond Fund 6,270 80 107 (14) (95) 6,134 66 —
Opportunistic Credit Fund 8,199 208 315 (2) (71) 8,019 198 —
Short Duration Bond Fund 4,410 77 154 — (23) 4,310 72 —
Strategic Bond Fund 27,045 638 752 (54) (382) 26,495 620 —
Emerging Markets Fund 4,418 94 441 27 308 4,406 92 —
Global Equity Fund 19,512 1,546 1,240 255 (788) 19,285 458 1,085
Multifactor International Equity
Fund 6,281 134 583 26 380 6,238 134 —
Multi-Strategy Income Fund 10,054 151 559 19 263 9,928 151 —
$ 125,785 $ 6,785 $ 5,621 $ 420 $ (3,688) $ 123,681 $ 2,425 $ 4,275

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.1%
Global Infrastructure Fund Class Y 1,220,714 12,671
Global Real Estate Securities Fund Class Y 399,951 12,439
25,110
Domestic Equities - 15.0%
Multifactor U.S. Equity Fund Class Y 4,862,073 64,714
U.S. Small Cap Equity Fund Class Y 459,709 12,339
U.S. Strategic Equity Fund Class Y 906,284 15,352
92,405
Fixed Income - 32.5%
Investment Grade Bond Fund Class Y 5,814,893 106,645
Long Duration Bond Fund Class Y 3,423,386 27,113
Opportunistic Credit Fund Class Y 2,828,554 24,580
Strategic Bond Fund Class Y 4,726,318 42,679
201,017
International Equities - 40.4%
Emerging Markets Fund Class Y 1,393,305 31,921
Global Equity Fund Class Y 15,784,289 180,415
Multifactor International Equity Fund Class Y 2,822,702 37,598
249,934
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 4,765,463 49,751
Total Investments in Affiliated Funds
(cost $518,473) 618,217
Total Investments - 100.0%
(identified cost $518,473) 618,217
Other Assets and Liabilities, Net - (0.0)%
(271)
Net Assets - 100.0%
617,946

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,171 $ 831 $ 321 $ 41 $ (51) $ 12,671 $ 423 $ 407
Global Real Estate Securities Fund 12,070 124 109 2 352 12,439 116 —
Multifactor U.S. Equity Fund 65,490 16,350 2,166 260 (15,220) 64,714 476 15,837
U.S. Small Cap Equity Fund 12,283 946 997 103 4 12,339 158 783
U.S. Strategic Equity Fund 15,556 1,614 424 45 (1,439) 15,352 151 1,444
Investment Grade Bond Fund 107,709 2,711 2,060 41 (1,756) 106,645 2,386 —
Long Duration Bond Fund 27,598 429 437 3 (480) 27,113 288 —
Opportunistic Credit Fund 24,759 635 591 (4) (219) 24,580 601 —
Strategic Bond Fund 43,086 1,116 827 (62) (634) 42,679 988 —
Emerging Markets Fund 31,181 661 2,334 150 2,263 31,921 651 —
Global Equity Fund 180,137 14,376 9,054 1,464 (6,508) 180,415 4,264 10,111
Multifactor International Equity
Fund 37,027 808 2,649 105 2,307 37,598 807 —
Multi-Strategy Income Fund 49,259 759 1,658 38 1,353 49,751 749 —
$ 618,326 $ 41,360 $ 23,627 $ 2,186 $ (20,028) $ 618,217 $ 12,058 $ 28,582

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Aggressive Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.1%
Global Infrastructure Fund Class Y 1,219,769 12,661
Global Real Estate Securities Fund Class Y 599,136 18,633
31,294
Domestic Equities - 25.8%
Multifactor U.S. Equity Fund Class Y 5,777,955 76,905
U.S. Small Cap Equity Fund Class Y 685,398 18,396
U.S. Strategic Equity Fund Class Y 3,795,981 64,304
159,605
Fixed Income - 14.2%
Long Duration Bond Fund Class Y 4,562,841 36,138
Opportunistic Credit Fund Class Y 2,467,623 21,443
Strategic Bond Fund Class Y 3,376,101 30,486
88,067
International Equities - 47.0%
Emerging Markets Fund Class Y 1,803,852 41,326
Global Equity Fund Class Y 15,796,797 180,558
Multifactor International Equity Fund Class Y 5,173,045 68,905
290,789
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 4,083,698 49,821
Total Investments in Affiliated Funds
(cost $499,829) 619,576
Total Investments - 100.1%
(identified cost $499,829) 619,576
Other Assets and Liabilities, Net - (0.1)%
(334)
Net Assets - 100.0%
619,242

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,071 $ 829 $ 227 $ 4 $ (16) $ 12,661 $ 423 $ 407
Global Real Estate Securities Fund 18,055 173 127 3 529 18,633 173 —
Multifactor U.S. Equity Fund 77,899 19,459 2,610 518 (18,361) 76,905 568 18,880
U.S. Small Cap Equity Fund 18,348 1,412 1,524 128 32 18,396 235 1,172
U.S. Strategic Equity Fund 65,276 6,725 1,828 215 (6,084) 64,304 636 6,073
Long Duration Bond Fund 36,563 406 195 — (636) 36,138 384 —
Opportunistic Credit Fund 21,516 529 408 (3) (191) 21,443 525 —
Strategic Bond Fund 30,548 715 281 (25) (471) 30,486 706 —
Emerging Markets Fund 40,559 842 3,196 199 2,922 41,326 843 —
Global Equity Fund 179,832 14,370 8,574 1,243 (6,313) 180,558 4,262 10,106
Multifactor International Equity
Fund 67,576 1,475 4,551 170 4,235 68,905 1,475 —
Multi-Asset Strategy Fund 49,351 1,185 1,468 78 675 49,821 444 742
$ 617,594 $ 48,120 $ 24,989 $ 2,530 $ (23,679) $ 619,576 $ 10,674 $ 37,380

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Aggressive Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.6%
Global Infrastructure Fund Class Y 632,790 6,568
Global Real Estate Securities Fund Class Y 362,911 11,287
17,855
Domestic Equities - 31.7%
Multifactor U.S. Equity Fund Class Y 3,601,857 47,941
U.S. Small Cap Equity Fund Class Y 412,663 11,076
U.S. Strategic Equity Fund Class Y 2,534,388 42,932
101,949
Fixed Income - 5.9%
Long Duration Bond Fund Class Y 1,587,590 12,574
Opportunistic Credit Fund Class Y 733,376 6,373
18,947
International Equities - 49.9%
Emerging Markets Fund Class Y 1,071,608 24,551
Global Equity Fund Class Y 8,189,842 93,610
Multifactor International Equity Fund Class Y 3,162,789 42,128
160,289
Multi-Asset - 7.0%
Multi-Asset Strategy Fund Class Y 1,852,236 22,597
Total Investments in Affiliated Funds
(cost $263,975) 321,637
Total Investments - 100.1%
(identified cost $263,975) 321,637
Other Assets and Liabilities, Net - (0.1)%
(167)
Net Assets - 100.0%
321,470

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments, continued — January 31, 2026 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2026 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,303 $ 481 $ 211 $ — $ (5) $ 6,568 $ 219 $ 211
Global Real Estate Securities Fund 10,972 176 184 (19) 342 11,287 105 —
Multifactor U.S. Equity Fund 48,616 12,237 1,758 68 (11,222) 47,941 354 11,798
U.S. Small Cap Equity Fund 11,185 868 1,070 73 20 11,076 144 715
U.S. Strategic Equity Fund 43,685 4,557 1,378 141 (4,073) 42,932 426 4,067
Long Duration Bond Fund 12,707 268 181 1 (221) 12,574 133 —
Opportunistic Credit Fund 6,413 198 180 (1) (57) 6,373 155 —
Emerging Markets Fund 24,312 545 2,158 124 1,728 24,551 507 —
Global Equity Fund 93,658 7,495 4,871 479 (3,151) 93,610 2,223 5,272
Multifactor International Equity
Fund 41,579 912 3,054 107 2,584 42,128 913 —
Multi-Asset Strategy Fund 22,477 557 776 23 316 22,597 201 336
$ 321,907 $ 28,294 $ 15,821 $ 996 $ (13,739) $ 321,637 $ 5,380 $ 22,399

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2026 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates.
The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the
Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2026 (Unaudited)
14 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows: investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of January 31, 2026, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-
annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com